Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income [Abstract]
OTHER COMPREHENSIVE INCOME

13. OTHER COMPREHENSIVE INCOME

The components of Huntington's OCI in the three years ended December 31, 2013, 2012, and 2011, were as follows:

	2013
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax

Noncredit-related impairment recoveries (losses) on debt securities not expected to be sold	$235	$(82)	$153
Unrealized holding gains (losses) on available-for-sale debt securities arising during the period	(125,919)	44,191	(81,728)
Less: Reclassification adjustment for net gains (losses) included in net income	6,211	(2,174)	4,037
Net change in unrealized holding gains (losses) on available-for-sale debt securities	(119,473)	41,935	(77,538)

Unrealized holding (losses) gains on available-for-sale equity securities arising during the period	151	(53)	98
Less: Reclassification adjustment for net losses (gains) included in net income	---	---	---
Net change in unrealized holding gains (losses) on available-for-sale equity securities	151	(53)	98

Unrealized gains and losses on derivatives used in cash flow hedging relationships arising during the period	(86,240)	30,184	(56,056)
Less: Reclassification adjustment for net losses (gains) losses included in net income	(15,188)	5,316	(9,872)
Net change in unrealized gains (losses) on derivatives used in cash flow hedging relationships	(101,428)	35,500	(65,928)

Re-measurement obligation	136,452	(47,758)	88,694
Defined benefit pension items	(13,106)	4,588	(8,518)
Net change in pension and post-retirement obligations	123,346	(43,170)	80,176

Total other comprehensive (loss) income	$(97,404)	$34,212	$(63,192)

	2012
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Noncredit-related impairment recoveries (losses) on debt securities not expected to be sold	$19,215	$(6,725)	$12,490
Unrealized holding gains (losses) on available-for-sale debt securities arising during the period	90,318	(32,137)	58,181
Less: Reclassification adjustment for net gains (losses) included in net income	(4,769)	1,669	(3,100)
Net change in unrealized holding gains (losses) on available-for-sale debt securities	104,764	(37,193)	67,571

Net change in unrealized holding gains (losses) on available-for-sale equity securities	344	(120)	224

Unrealized gains and losses on derivatives used in cash flow hedging relationships arising during the period	(5,476)	1,907	(3,569)
Less: Reclassification adjustment for net losses (gains) losses included in net income	14,992	(5,237)	9,755
Net change in unrealized gains (losses) on derivatives used in cash flow hedging relationships	9,516	(3,330)	6,186

Net actuarial gains (losses) arising during the year	(105,527)	36,934	(68,593)
Amortization of net actuarial loss and prior service cost included in income	27,013	(9,455)	17,558
Net change in pension and post-retirement obligations	(78,514)	27,479	(51,035)

Total other comprehensive income (loss)	$36,110	$(13,164)	$22,946

	2011
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Noncredit-related impairment recoveries (losses) on debt securities not expected to be sold	$11,537	$(4,038)	$7,499
Unrealized holding (losses) gains on available-for-sale debt securities arising during the period	95,586	(33,455)	62,131
Less: Reclassification adjustment for net gains (losses) included in net income	3,681	(1,288)	2,393
Net change in unrealized holding (losses) gains on available-for-sale debt securities	110,804	(38,781)	72,023

Net change in unrealized holding (losses) gains on available-for-sale equity securities	612	(215)	397

Unrealized gains and losses on derivatives used in cash flow hedging relationships arising during the period	4,875	(1,703)	3,172
Less: Reclassification adjustment for net losses (gains) losses included in net income	3,107	(1,091)	2,016
Net change in unrealized gains (losses) on derivatives used in cash flow hedging relationships	7,982	(2,794)	5,188

Net actuarial gains (losses) arising during the year	(104,146)	36,451	(67,695)
Amortization of net actuarial loss and prior service cost included in income	21,261	(7,441)	13,820
Net change in pension and post-retirement obligations	(82,885)	29,010	(53,875)

Total other comprehensive (loss) income	$36,513	$(12,780)	$23,733

Activity in accumulated OCI for the three years ended December 31, were as follows:

(dollar amounts in thousands)	Unrealized gains and (losses) on debt securities (1)	Unrealized gains and (losses) on equity securities	Unrealized gains and (losses) on cash flow hedging derivatives	Unrealized gains (losses) for pension and other post-retirement obligations	Total
Balance, January 1, 2011	$(101,290)	$(427)	$35,710	$(131,489)	$(197,496)
Period change	72,023	397	5,188	(53,875)	23,733
Balance, December 31, 2011	(29,267)	(30)	40,898	(185,364)	(173,763)
Period change	67,571	224	6,186	(51,035)	22,946
Balance, December 31, 2012	38,304	194	47,084	(236,399)	(150,817)
Other comprehensive income before reclassifications	(81,575)	98	(56,056)	88,694	(48,839)
Amounts reclassified from accumulated OCI to earnings	4,037	---	(9,872)	(8,518)	(14,353)
Period change	(77,538)	98	(65,928)	80,176	(63,192)
Balance, December 31, 2013	$(39,234)	$292	$(18,844)	$(156,223)	$(214,009)

(1) Amount at December 31, 2012 includes $0.2 million of net unrealized gains on securities transferred from the available-for-sale securities portfolio to the held-to-maturity securities portfolio. The net unrealized gains will be recognized in earnings over the remaining life of the security using the effective interest method.

The following table presents the reclassification adjustments out of accumulated OCI included in net income and the impacted line items as listed on the Consolidated Statements of Income for the year ended December 31, 2013:

Reclassifications out of accumulated OCI

	Amounts		Location of net gain (loss)
Accumulated OCI components	reclassed from accumulated OCI		reclassified from accumulated OCI into earnings

(dollar amounts in thousands)	2013

Gains (losses) on debt securities:
Amortization of unrealized gains (losses)	$482	Interest income - held-to-maturity securities - taxable
Realized gain (loss) on sale of securities	(4,891)	Noninterest income - net gains (losses) on sale of securities
OTTI recorded	(1,802)	Noninterest income - net gains (losses) on sale of securities
	(6,211)	Total before tax
	2,174	Tax (expense) benefit
	$(4,037)	Net of tax

Gains (losses) on cash flow hedging relationships:
Interest rate contracts	$14,979	Interest and fee income - loans and leases
Interest rate contracts	209	Interest and fee income - investment securities
Interest rate contracts	---	Noninterest expense - other expense
	15,188	Total before tax
	(5,316)	Tax (expense) benefit
	$9,872	Net of tax

Amortization of defined benefit pension and post-retirement items:
Actuarial gains (losses)	$(22,293)	Noninterest expense - personnel costs
Prior service costs	3,454	Noninterest expense - personnel costs
Other	(919)	Noninterest expense - personnel costs
Curtailment	32,864	Noninterest expense - personnel costs
	13,106	Total before tax
	(4,588)	Tax (expense) benefit
	$8,518	Net of tax